Amounts receivable (Details) - Schedule of amounts receivable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Amounts Receivable Abstract
Amounts due from government assistance		$ 16
Sales tax receivable	698	576
Other	29	10
Total	$ 727	$ 602